SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Oct. 31, 2023
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash investing and financing transactions (in thousands)	October 31, 2023 $	October 31, 2022 $
Acquisition of building and equipment by lease	2,729	6,247
Settlement of convertible debentures	-	1,315

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2023 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	October 31, 2023 $
Deferred acquisition payments	717	-	-	(146)	10	(11)	570
Leases	7,267	(715)	2,729	-	-	293	9,574
Total	7,984	(715)	2,729	(146)	10	282	10,144

			Non-cash changes
(in thousands)	April 30, 2022 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	October 31, 2022 $
Deferred acquisition payments	1,237	(610)	-	-	-	-	627
Convertible debentures	1,312	-	-	(1,315)	3	-	-
Leases	1,455	(576)	5,827	-	-	(21)	6,685
Total	4,004	(1,186)	5,827	(1,315)	3	(21)	7,312